Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Related parties and related party transactions impacting the consolidated financial statements not disclosed elsewhere in these consolidated financial statements are summarized below and include transactions with the following individuals or entities.

As mentioned in footnote 3, on June 28, 2021, the Company completed the spin-out of Jetlines to GlobalX.

As of March 31, 2025 and 2024, amounts due to related parties include the following:

•
Jetlines earned approximately $0 and $1.2 million during the three months ended on March 31, 2025 and 2024, respectively, and it was owed $0 and $0.4 million, respectively, in relation to flights flown by Jetlines for GlobalX;

As described in footnote 4 above, on August 2 and December 21, 2023, the Company issued Secured Notes of $35.7 million with entity of which its executive remained elected as a member of the Board of Directors of the Company during the last annual stockholders meeting in December 2024.

14. RELATED PARTY TRANSACTIONS

Related parties and related party transactions impacting the consolidated financial statements not disclosed elsewhere in these consolidated financial statements are summarized below and include transactions with the following individuals or entities.

As mentioned in footnote 3, on June 28, 2021, the Company completed the spin-out of Jetlines to GlobalX. GlobalX continued to provide back-office support including sharing the costs of the Company’s aircraft fleet management software (TRAX).

As of December 31, 2024 and 2023, amounts due to related parties include the following:

1.
GlobalX earned $39 thousand in 2024 and it was owed $0, respectively, in relation to flights flown and shared TRAX services with Jetlines, respectively. GlobalX earned $181 thousand in 2023 and it was owed $31 thousand in relation to flights flown and shared TRAX services with Jetlines, respectively;

2.
Jetlines earned approximately $1.2 million in 2024 and it was owed $0, respectively, in relation to flights flown by Jetlines for GlobalX. Jetlines earned approximately $0.9 million in 2023 and it was owed $0.1 million, respectively, in relation to flights flown by Jetlines for GlobalX.

As described in footnote 4 above, on August 2 and December 21, 2023, the Company issued Secured Notes of $35.7 million with entity of which its executive remained elected as a member of the Board of Directors of the Company during the last annual shareholders meeting in December 2024.